Short-Term Borrowings and Long-Term Debt - Additional Information (Detail) ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2015	Mar. 31, 2012 USD ($)	Mar. 31, 2015 JPY (¥)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013
Debt Instrument [Line Items]
Securities pledged as collateral			¥ 47,999
Short-term borrowings			62,008	¥ 111,836
Long-term loans			871,604	¥ 1,182,566
Unsecured bank loans | $		$ 1,365
Unused committed lines of credit			¥ 777,127
Period up to which company can borrow under committed lines of credit			180 days
Commercial paper programs			¥ 860,510
Period up to which company can issue Commercial paper programs			270 days
Sony Ericsson
Debt Instrument [Line Items]
Percentage of equity interest acquired		50.00%
Minimum
Debt Instrument [Line Items]
Unsecured bank loan maturity term		6 years
Percentage of equity interest acquired			20.00%	20.00%	20.00%
Maximum
Debt Instrument [Line Items]
Unsecured bank loan maturity term		10 years
Percentage of equity interest acquired			50.00%	50.00%	50.00%
JBIC Facility
Debt Instrument [Line Items]
Unsecured bank loans | $		$ 819
Unsecured bank loans, percentage		60.00%
Private banks
Debt Instrument [Line Items]
Unsecured bank loans | $		$ 546
Unsecured bank loans, percentage		40.00%
Securities Pledged as Collateral
Debt Instrument [Line Items]
Securities pledged as collateral			¥ 6,328
Short-term borrowings			6,000
Secured 0.10% loans, due 2016
Debt Instrument [Line Items]
Securities pledged as collateral			21,590
Long-term loans			¥ 20,000	¥ 20,000
Unsecured zero coupon convertible bonds, due 2017
Debt Instrument [Line Items]
Long-term loans				¥ 118,780
Debt instrument outstanding percentage	100.00%